Related Party Transactions	3 Months Ended
Jun. 30, 2024
Related Party Transactions Abstract
Related Party Transactions [Text Block]

16. Related Party Transactions

A summary of compensation and other amounts paid to directors, officers and key management personnel is as follows:

	For the Three Months Ended
	June 30, 2024	June 30, 2023

Salaries and Benefits (1)	$138,730	$113,235
Consulting fees (2)	141,250	85,000
Non-cash Options Vested (3)	291,914	451,692
Total	$571,894	$649,927

1) Salaries and benefits incurred with directors and officers are included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

2) Consulting fees included in Salaries and administration on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss are paid to the Chairman and CEO for management consulting services, as well as Director's Fees paid to GreenPower's four independent directors.

3) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Condensed Interim Statements of Operations and Comprehensive Loss.

Accounts payable and accrued liabilities at June 30, 2024 included $178,923 (March 31, 2024 - $105,676) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

As at June 30, 2024 the Company has loans totaling CAD$3,670,000 (March 31, 2024 - CAD$3,670,000) from FWP Holdings LLC, a company that is beneficially owned by the CEO and Chairman of the Company. The loans bear interest at 12.0% per annum plus such additional bonus interest, if any, as may be agreed to and approved by GreenPower's Board of Directors at a later date.

The loans from FWP Holdings LLC matured on March 31, 2023, however the CAD $3,670,000 principal balance remains outstanding as at June 30, 2024. The Company and FWP Holdings LLC entered into a postponement and subordination agreement with the term loan facility lender under which the parties agreed that the loans from FWP Holdings LLC would be subordinate to the lender's security interests and that no payment will be made on the loans from FWP Holdings LLC before the full repayment of the term loan facility (Note 11). As a result, loans from related parties are considered non-current liabilities, and this change is considered a substantial modification pursuant to IFRS 9, which resulted in the recognition of a non-cash gain of $306,288 during the year ended March 31, 2024. During the three months ended June 30, 2024, $80,241 of interest was expensed on related party loans (June 30, 2023 - $82,515). The Company has agreed to grant the lender a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to any security assignment of senior lenders.

A director of the Company, David Richardson, and the Company's CEO and Chairman Fraser Atkinson, have each provided personal guarantees of $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit (Note 10).

Subsequent to the end of the quarter the Company received loans totaling $250,000 from Koko Financial Services Inc. ("Koko") and CAD$675,000 from 0851433 B.C. Ltd. ("0851433"). Both Koko, a shareholder of the Company, and 0851433 are companies that are beneficially owned by the CEO and Chairman of GreenPower.